Share-based Compensation Plans and Shares Held in Trust	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
Share-based Compensation Plans and Shares Held in Trust
21 - SHARE-BASED COMPENSATION PLANS AND SHARES HELD IN TRUST

Share-based compensation expense	$ million
	2019	2018	2017
Equity-settled	537	531	422
Cash-settled [A]	—	—	380
Total	537	531	802
[A] As from 2018 onwards, components of share-based payments (related to tax) that were previously classified as cash-settled are classified as equity-settled. On an incidental basis awards may be cash settled, where an equity settlement is not possible under local regulations.

The principal share-based employee compensation plans are the PSP and LTIP. Awards of shares and American Depository Shares ("ADSs") of the Company under the PSP and LTIP are granted upon certain conditions to eligible employees. The actual amount of shares that may vest ranges from 0% to 200% of the awards, depending on the outcomes of prescribed performance conditions over a three-year period beginning on January 1 of the award year. Shares and ADSs vest for nil consideration.

Share awards under the PSP and LTIP
	Number of A shares (million)	Number of B shares (million)	Number of A ADSs (million)	Weighted Average remaining contractual life (years)
At January 1, 2019	30	12	8	1.0
Granted	11	3	3
Vested	(11)	(5)	(3)
Forfeited	(1)	—	—
At December 31, 2019	29	10	8	1.0
At January 1, 2018	33	12	9	0.9
Granted	10	4	3
Vested	(12)	(4)	(4)
Forfeited	(1)	—	—
At December 31, 2018	30	12	8	1.0

Other plans offer eligible employees opportunities to acquire shares and ADSs of the Company or receive cash benefits measured by reference to the Company’s share price.

Shell employee share ownership trusts and trust-like entities purchase the Company’s shares in the open market to meet delivery commitments under employee share plans. At December 31, 2019, they held 17.4 million A shares (2018: 19.6 million), 6.5 million B shares (2018: 7.1 million) and 5.3 million A ADSs (2018: 5.9 million).